Liability in Respect of Government Grants (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liability in Respect of Government Grants [Abstract]
Balance as of January 1		$ 1,171	$ 883
Amounts received during the year		121	551
Payment of Royalties		(70)	(10)
Amounts recognized as an offset from research and development expenses		(42)	(162)
Revaluation of the liability		265	(91)
Balance as of December 31		1,445	1,171
Current maturities in respect of government grants		550	339
Long term liability in respect of government grants	[1]	$ 895	$ 833	$ 629

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.